Inventory (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of inventory
	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Raw materials	1,646	2,115	1,887
Total	1,646	2,115	1,887